Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Oct. 27, 2023 Director Entity	Dec. 31, 2025 USD ($) Contract Vessel	Dec. 31, 2024 Contract	Apr. 30, 2024 Contract
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Closing period for relevant insurance policy year		3 years
Commitments and Contingencies [Abstract]
Non-cancelable time charter contract revenue, 2026		$ 85,311
Non-cancelable time charter contract revenue, 2027		58,124
Non-cancelable time charter contract revenue, 2028		45,150
Non-cancelable time charter contract revenue, 2029		22,064
Non-cancelable time charter contract revenue, 2030		$ 11,093
Commitments and Contingencies [Abstract]
Number of shipbuilding contracts entered into | Contract		2	4
Number of product/crude oil tankers being constructed | Vessel		2
Number of former directors named as defendants | Director	5
Number of affiliated entities named as defendants | Entity	2
Shipbuilding Construction Contracts [Member]
Commitments and Contingencies [Abstract]
Number of shipbuilding contracts entered into | Contract				4
Remaining installments payable		$ 78,065